Goodwill - Summary of allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 879	$ 946	$ 922
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	428	468
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	362	383
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 89	$ 95